RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Argentina, Pesos [member]
Interest rate risk
Decrease in the interest rate	$ 433,698,000	$ 486,558,000
US Dollar [member]
Interest rate risk
Decrease in the interest rate	430,992,000	354,392,000
Interest rate risk [member]
Interest rate risk
Decrease in the interest rate	(433,698,000.000)	(486,558,000.000)
Increase in the interest rate	$ 430,992,000.000	$ 354,392,000.000
Interest rate risk [member] | Argentina, Pesos [member]
Interest rate risk
Decrease in the interest rate	4.00%	4.00%
Increase in the interest rate	4.00%	4.00%
Interest rate risk [member] | US Dollar [member]
Interest rate risk
Decrease in the interest rate	2.00%	2.00%
Increase in the interest rate	2.00%	2.00%